Note 10 - Deposits - Components of Interest-bearing Deposits (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Interest-Bearing Demand	$ 448,003,985	$ 412,959,430
Savings	70,066,140	64,976,174
Time, $100,000 and Over	183,610,778	202,800,899
Other Time	183,616,992	196,931,462
	$ 885,297,895	$ 877,667,965